SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating Loss Carryforwards [Line Items]
Total (loss) income before income taxes	$ (14,464,039)	$ (8,010,550)
PRC [Member]
Operating Loss Carryforwards [Line Items]
Total (loss) income before income taxes	(8,798,878)	(7,160,850)
HONG KONG
Operating Loss Carryforwards [Line Items]
Total (loss) income before income taxes	(224,699)	(11,910)
BVI [Member]
Operating Loss Carryforwards [Line Items]
Total (loss) income before income taxes	$ (5,440,462)	$ (837,790)